Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member]	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	366,323	370,133
Granted | shares	132,960	132,620
Released | shares	(128,405)	(133,670)
Forfeited | shares	(620)	(2,760)
Ending balance | shares	370,258	366,323
Weighted Average Intrinsic Value,Beginning Balance | $	$ 21.67	$ 20.36
Weighted Average Intrinsic Value,Granted | $	24.26	24.51
Weighted Average Intrinsic Value,Released | $	22.25	20.82
Weighted Average Intrinsic Value, Forfeited | $	24.11	23.19
Weighted Average Intrinsic Value, Ending Balance | $	$ 22.40	$ 21.67